Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Numerator and Denominator of the Basic and Diluted Net Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations:

	Year ended December 31,
	2024	2023	2022
Numerator (USD in thousands):
Net loss for the year attributable to Xylo Technologies	(6,027)	(16,025)	(9,815)

Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted loss per share calculation	29,756	25,292	24,385

Net loss per share attributable to Xylo Technologies (USD):
Basic	(0.20)	(0.63)	(0.40)
Diluted	(0.20)	(0.63)	(0.40)